Expected credit loss measurement - ECL for the period (Narrative) (Detail 1) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 740	$ 38	$ 7	$ 778	$ 25
UBS BDs
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	16			54	25
Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	5	15	(3)	20	(10)
Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	10	16	35	26	57
Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0	0	0	0
Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	1	7	(28)	8	(24)
Group Functions - Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0	2	$ 0	$ 2
Credit Suisse BDs
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	724
Capital Release Unit
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	148
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	644	26	16
Stage 1 and 2 positions | Scenario related
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(42)
Stage 1 and 2 positions | Model changes
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	27
Stage 1 and 2 positions | Book quality and size changes
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	5
Stage 1 and 2 positions | UBS BDs
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(10)
Stage 1 and 2 positions | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(4)	15	(8)
Stage 1 and 2 positions | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(11)	15	26
Stage 1 and 2 positions | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0	0
Stage 1 and 2 positions | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	5	(5)	(2)
Stage 1 and 2 positions | Group Functions - Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0	0
Stage 1 and 2 positions | Credit Suisse BDs
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	654
Stage 1 and 2 positions | Capital Release Unit
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	104
Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	77	12	(9)
Stage 3 positions | UBS BDs
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	26
Stage 3 positions | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	9	0	6
Stage 3 positions | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	21	0	8
Stage 3 positions | Personal & Corporate Banking | Single commodity trade finance client
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	11
Stage 3 positions | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0	0
Stage 3 positions | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(4)	12	(26)
Stage 3 positions | Group Functions - Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	$ 0	$ 2
Stage 3 positions | Credit Suisse BDs
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	51
Stage 3 positions | Credit Suisse BDs | Counterparties defaulted after the acquisition date
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	51
Stage 3 positions | Capital Release Unit
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	44
Stage 3 positions | Capital Release Unit | Real estate related client
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	44
Purchased credit-impaired (PCI)
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	19
Purchased credit-impaired (PCI) | Credit Suisse BDs
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	19
Purchased credit-impaired (PCI) | Capital Release Unit
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 0